EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic Earnings Per Share
The components of basic earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS, EXCEPT PER SHARE AMOUNTS	2023	2022	2021
Net income for the year	$797	$501	$(112)
Dividends on Class A redeemable junior preferred shares	(116)	(68)	—
	$681	$433	$(112)
Attributable to:
Brookfield Corporation	—	—	(17)
Class A exchangeable, Class A-1 exchangeable and Class B shareholders	5	6	3
Class C shareholders	675	425	(98)
Non-controlling interests	1	2	—

Earnings per share per class C share – basic	$10.51	$13.75	$(4.92)

Weighted average shares – Class C shares	64,215,726	30,919,577	19,903,823